DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

The following table summarizes our asset and liability derivative financial instruments:

	December 31,
	2016	2015
	(In thousands)
Derivatives Designated as Hedges:
Location:
Accounts receivable-other	$2,631	$1,668
Other assets	-	215
Total derivatives asset	$2,631	$1,883

Accrued liabilities	$9,361	$26,649
Other liabilities	4	4,018
Total derivatives liability	$9,365	$30,667

Effects of Derivative Instruments on Consolidated Financial Statements

The following table summarizes the effects of derivative instruments on our Consolidated Financial Statements:

	December 31,
	2016	2015	2014
	(in thousands)
Derivatives Designated as Hedges:
Amount of gain (loss) recognized in other comprehensive income (loss)	$4,004	$(57,459)	$(65,503)
Reclassified from AOCI to Cost of operations	34,556	76,034	26,418
Ineffective portion and amount excluded from effectiveness testing gain (loss) recognized in Gain (loss) on foreign currency, net	(1,461)	6,238	6,910